RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the partnership entered into the transactions below with related parties. These transactions have been measured at fair value and are recognized in the unaudited interim condensed consolidated financial statements.
(a)Transactions with Brookfield
The partnership is a party to the Brookfield Credit Agreement, which permits borrowings of up to $1 billion. As at June 30, 2023, $nil was drawn on the credit facilities under the Brookfield Credit Agreement (December 31, 2022: $nil).
From time to time, each of Brookfield and the partnership may place funds on deposit with the other, on terms approved by the independent directors of the General Partner, pursuant to deposit agreements entered into between Brookfield and the partnership (the “Deposit Agreements”). Interest earned or incurred on such deposits is at market terms. As at June 30, 2023, the amount of the deposit from Brookfield was $nil (December 31, 2022: $nil). For the three and six months ended June 30, 2023, the partnership recorded interest expense of $nil on these deposits (June 30, 2022: interest expense of $nil).
Pursuant to the Master Services Agreement, the Holding LP pays Brookfield a quarterly base management fee, which is reflected within general and administrative expenses. For purposes of calculating the base management fee, the total capitalization of the partnership is equal to the quarterly volume-weighted average trading price of an LP Unit on the principal stock exchange for the LP Units (based on trading volumes) multiplied by the number of LP Units outstanding at the end of the quarter (assuming full conversion of the Redemption-Exchange Units into LP Units of Brookfield Business Partners L.P.), plus the value of securities of the other service recipients (including the BBUC exchangeable shares) that are not held by the partnership, plus all outstanding debt with recourse to a service recipient, less all cash held by such entities. The base management fee for the three and six months ended June 30, 2023 was $23 million and $46 million, respectively (June 30, 2022: $23 million and $47 million, respectively).
In its capacity as the holder of the Special LP Units, Brookfield is entitled to incentive distribution rights. The incentive distribution for the three and six months ended June 30, 2023 was $nil and $nil (June 30, 2022: $nil and $nil).
An integral part of the partnership’s strategy is to participate with institutional investors in Brookfield-sponsored private equity funds that target acquisitions that suit the partnership’s investment profile. In the normal course of business, the partnership and institutional investors have made commitments to Brookfield-sponsored private equity funds, and in connection therewith, the partnership, together with institutional investors, has access to short-term financing using the private equity funds’ credit facilities to facilitate investments that Brookfield has determined to be in the partnership’s best interests.
In addition, at the time of spin-off of the partnership from Brookfield in 2016, the partnership entered into indemnity agreements with Brookfield that relate to certain contracts that were in place prior to the spin-off. Under these indemnity agreements, Brookfield has agreed to indemnify the partnership for the receipt of payments relating to such contracts.
As at June 30, 2023, the partnership had a loan payable of $85 million to Brookfield included in accounts payable and other, and loan receivable from Brookfield of approximately $79 million included in accounts and other receivable, net. The loan payable is non-interest bearing and payable on demand, and the loan receivable accrues interest at the partnership’s cost of capital and is due on demand.
(b)Other
Inclusive of those described above, the following table summarizes the transactions the partnership has entered into with related parties for the three and six-month periods ended June 30, 2023 and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2023	2022	2023	2022
Transactions during the period
Business services revenues (1)	$15	$62	$73	$141
Interest income	3	—	11	—
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(1) Within the business services segment, the partnership provides construction services and fuel products to affiliates of Brookfield.
Inclusive of those described above, the following table summarizes balances with related parties as at June 30, 2023 and December 31, 2022:

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Balances at end of period
Financial assets	$222	$118
Accounts and other receivable, net	267	579
Accounts payable and other (1)	514	603
Non-recourse borrowings in subsidiaries of the partnership	176	55
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(1)Includes $300 million related to a tax receivable agreement payable to related parties by the partnership’s advanced energy storage operations (December 31, 2022: $315 million)